UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549
FORM 13F
FORM 13F COVER PAGE

Report for the Calender Year or Quarter Ending:  March 31, 2010


Check here if Amendment:  [  ]amendment Number:
This Amendment: [  ] is a restatement
                [  ] adds new holdings entries

Institutional Investment Manager Filing this Report:

Name:    Capital Directions Investment Advisory, LLC
Address: The Pointe, Suite 220
         400 Northridge Road
         Atlanta, Georgia  30350

13F File Number:  28-13057

The institutional investment manager filing this report and the person by whom it is signed represent that the person signing this report is authorized to submit it, that all information contained herein is true, correct, and complete,and that it is understood that all required items, statements, schedules, lists, and tables, are considered integralparts of this submission.

Person signing this Report on Behalf of Reporting Manager:

Name:   Macora Spann
Title:  Director of Operations
Phone:  678-507-1460

Signature, Place, and Date of Signing:

Macora Spann         Atlanta, Georgia       03/31/10

Report Type: (Check one only)

[X] 13F HOLDINGS REPORT (Check here if all holdings of this reporting manager are reported in this report)

[ ] 13F NOTICE (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers)

[ ] 13F COMBINATION REPORT (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting managers)

List of Other Managers Reporting for this Manager:
[If there are no entries in this listm omit this section]


FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:

Form 13F Information Table Entry Total:

Form 13F Information Table Value Total:
                                           (Thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers wtih respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]


  No.          Form 13F File Number           Name


               28-13057

[Repeat as necessary].

       FORM 13F INFORMATION TABLE

                               TITLE                VALUE   SHARES   SH/     PUT/  INVSTMT    OTHER      VOTING AUTHORITY
NAME OF ISSUER                 OF CLASS  CUSIP     (X$1000) PRN AMT  PRN     CALL  DSCRETN  MANAGERS  SOLE     SHARED   NONE

Ishares MSCI ACWI              COM       464288240    197    4732     sh           sole                 4732
Ishares Russell 1000 Growth    COM       464287614   1516   29178     sh           sole                29178
Ishares Russell 1000 Value     COM       464287598   2433   39843     sh           sole                39843
Ishares Russell 3000 Index     COM       464287689    294    4271     sh           sole                 4271
Ishares S & P 500 Index        COM       464287200    186    1583     sh           sole                 1583
Ishares Tr S&P 500 Barra       COM       464287408    245    4332     sh           sole                 4332
SPDR DJ Wilshire Large Cap Gro COM       78464A409  48989  948608.622 sh           sole           948608.622
Ishares Russell Mid Cap Growth COM       464287481    525   10826     sh           sole                10826
Ishares Russell Midcap         COM       464287473     19     461     sh           sole                  461
Ishares S&P MidCap 400 Barra   COM       464287606  19210  226594     sh           sole               226594
Ishares S&P MidCap 400 Index   COM       464287507     88    1120     sh           sole                 1120
Ishares International Small    COM       78463X871     42    1569     sh           sole                 1569
Ishares Tr S&P Muni Fund       COM       464288158     52     492     sh           sole                  492
Ishares Russell 2000           COM       464287655   3389   49985     sh           sole                49985
Ishares Tr Russell             COM       464287648   8067     590     sh           sole                  590
SPDR DJ Wilshire Small Cap Gr  COM       78464A201  19346  211716     sh           sole               211716
Ishares Russell 2000 Value     COM       464287630   1110   17390     sh           sole                17390
Vanguard Intl Eqty Index       COM       922042775     80    1799     sh           sole                 1799
Ishares MSCI ACWI Index        COM       464288257    158    3636     sh           sole                 3636
Ishares MSCI EAFE Index        COM       464287465  26350  470986     sh           sole               470986
Ishares TRUST                  COM       464288273    113    3012     sh           sole                 3012
DJ Wilshrie REIT               COM       78464A607    498    9264     sh           sole                 9264
Ishares International REIT     COM       78463X863    213    6036     sh           sole                 6036
Ishares TrCohen & Steer        COM       449243104      3      60     sh           sole                   60
Ishares Tr Lehiman Bd Fd       COM       464287226     35     332     sh           sole                  332
Ishares TRUST                  COM       464288414    365    3535     sh           sole                 3535
Vanguard Bond Index Fund       COM       921937819    168    2091     sh           sole                 2091


